Lease	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Lease
16.	Lease

The component of lease cost was as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Operating lease cost	150,224	88,179
Short-term lease cost	24,355	24,819
Total	174,579	112,998

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Operating Leases
Operating lease right-of-use assets	322,559	105,551
Operating lease liabilities, current portion	131,151	35,817
Operating lease liabilities, non-current portion	200,409	59,824
Weighted-average remaining lease term - operating leases	3.61 years	3.16 years
Weighted-average discount rate - operating leases	4.89%	4.37%

Non-cancellable operating lease rentals as of December 31, 2021 are payable as follows:

Years ending December 31,	RMB’000
2022	55,367
2023	29,478
2024	10,664
2025	3,925
2026	1,409
Thereafter	-
Total lease payment	100,843
Less: imputed interest	(5,202)

Total	95,641